Income Taxes	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 3–INCOME TAXES

As of March 31, 2015, the Company had a net operating loss carry forward of $20,842 that may be available to reduce future years’ taxable income through 2034.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of March 31, 2015
Deferred tax assets:
Net operating tax carry-forwards	$20,842

Gross deferred tax asset	20,842
Valuation allowance	(20,842)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

NOTE 3–INCOME TAXES

As of June 30, 2015, the Company had a net operating loss carry forward of $56,571 that may be available to reduce future years’ taxable income through 2034.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of June 30, 2015
Deferred tax assets:
Net operating loss carry-forwards	$19,234

Valuation allowance	(19,234)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income.  As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.